FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Fair Value Measurements [Line Items]
Schedule of Investments at Fair Value
The following tables present the Plan’s investments at fair value as of December 31, 2025 and 2024 by level of the fair value hierarchy. No investments were categorized in Level 3 of the hierarchy as of December 31, 2025 and 2024.

	2025
	Level 1	Level 2	Total
Mutual funds	$296,831,730	$—	$296,831,730
Common/collective trust	—	30,437,480	30,437,480
Valero common stock	26,577,045	—	26,577,045
Money market security	185,430	—	185,430
Investments at fair value	$323,594,205	$30,437,480	$354,031,685

	2024
	Level 1	Level 2	Total
Mutual funds	$263,534,351	$—	$263,534,351
Common/collective trust	—	33,079,024	33,079,024
Valero common stock	21,730,956	—	21,730,956
Money market security	108,690	—	108,690
Investments at fair value	$285,373,997	$33,079,024	$318,453,021